INVESTMENTS - Equity investments without readily determinable fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Initial cost basis	$ 44,226	$ 44,886
Accumulated impairment	(696)	(706)
Total carrying value	$ 43,530	$ 44,180